UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

VCA-10

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	47,516	$ 2,478,435

Airlines — 1.6%
United Continental Holdings, Inc.(a)	120,497	2,335,232

Auto Components — 2.2%
Lear Corp.	74,201	3,183,223

Automobiles — 1.1%
General Motors Corp.(a)	82,489	1,664,628

Capital Markets — 4.4%
Bank of New York Mellon Corp. (The)	74,244	1,380,196
Goldman, Sachs Group, Inc. (The)	24,364	2,303,616
Lazard Ltd. (Class A)	51,193	1,080,172
Morgan Stanley	121,972	1,646,622

		6,410,606

Chemicals — 5.2%
El du Pont de Nemours & Co.	49,862	1,992,984
Monsanto Co.	48,532	2,913,861
Mosaic Co. (The)	54,020	2,645,359

		7,552,204

Commercial Banks — 3.5%
PNC Financial Services Group, Inc.	41,569	2,003,210
Wells Fargo & Co.	130,496	3,147,564

		5,150,774

Computers & Peripherals — 3.6%
Apple, Inc.(a)	8,032	3,061,638
EMC Corp.(a)	100,504	2,109,579

		5,171,217

Consumer Finance — 1.4%
American Express Co.	46,596	2,092,160

Diversified Financial Services — 3.2%
Citigroup, Inc.	76,149	1,950,937
JPMorgan Chase & Co.	92,631	2,790,046

		4,740,983

Electronic Equipment & Instruments — 2.0%
Flextronics International, Ltd.(a)	528,445	2,975,145

Energy Equipment & Services — 2.4%
Halliburton Co.	52,776	1,610,724
National Oilwell Varco, Inc.	37,056	1,898,008

		3,508,732

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	61,179	2,054,391
Wal-Mart Stores, Inc.	47,027	2,440,701

		4,495,092

Food Products — 7.6%
Bunge, Ltd.	56,736	3,307,141
Kraft Foods, Inc.	70,501	2,367,424
Smithfield Foods, Inc.(a)	143,736	2,802,852
Tyson Foods, Inc. Cl. A	150,480	2,612,333

		11,089,750

Health Care Providers & Services — 1.3%
Express Scripts, Inc. (Class A)(a)	50,067	1,855,984

Hotels, Restaurants & Leisure — 1.7%
International Game Technology	165,803	2,409,118

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.(a)	187,311	2,637,339

Insurance — 2.9%
Arch Capital Group, Ltd.(a)	56,093	1,832,839
MetLife, Inc.	84,262	2,360,179

		4,193,018

Internet Software & Services — 4.7%
Baidu, Inc.(a) ADR (China)	19,148	2,047,113
Google, Inc. (Class A)(a)	4,970	2,556,469
IAC/InterActiveCorp.(a)	58,463	2,312,212

		6,915,794

Machinery — 1.3%
Ingersoll-Rand PLC	69,029	1,939,025

Media — 5.6%
Comcast Corp.	168,611	3,523,970
Liberty Global, Inc. Ser. C(a)	61,134	2,115,848
Viacom, Inc.	63,233	2,449,646

		8,089,464

Metals & Mining — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	56,594	1,723,287
Goldcorp, Inc.	38,332	1,749,472
Kinross Gold Corp.	163,324	2,413,929

		5,886,688

Multi-Utilities — 1.9%
National Grid PLC, ADR (United Kingdom)	57,085	2,831,416

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	44,444	2,802,194
Apache Corp.	22,816	1,830,756
Marathon Oil Corp.	81,116	1,750,483
Marathon Petroleum Corp.	55,309	1,496,662
Murphy Oil Corp.	34,015	1,502,102
Noble Energy, Inc.	37,164	2,631,211
Occidental Petroleum Corp.	34,921	2,496,851
Suncor Energy, Inc.	76,324	1,941,683
Trident Resources Corp., Private Placement	4,067	1,700,576

(original cost $1,639,692; purchased 6/30/2010)(a)(b)(c)		18,152,518

Pharmaceuticals — 5.8%
Allergan, Inc.	23,219	1,912,781
Pfizer, Inc.	139,387	2,464,362
Sanofi ADR (France)	49,048	1,608,774
Shire PLC ADR (Ireland)	26,207	2,461,624

		8,447,541

Semiconductors & Semiconductor Equipment — 1.0%
Maxim Integrated Products, Inc.	64,449	1,503,595

Software — 6.5%
CA, Inc.	135,842	2,636,693
Oracle Corp.	86,556	2,487,619
Salesforce.com, Inc.(a)	17,744	2,027,784
VMware, Inc.(Class A)(a)	28,992	2,330,377

		9,482,473

Specialty Retail — 1.5%
Staples, Inc.	161,032	2,141,726

Textiles, Apparel & Luxury Goods — 1.3%
Polo Ralph Lauren Corp.	14,163	1,836,941

Wireless Telecommunication Services — 2.7%
MetroPCS Communications, Inc.(a)	285,631	2,487,846
NII Holdings, Inc.(a)	54,624	1,472,117

		3,959,963

TOTAL COMMON STOCKS (Cost:$143,993,006)		145,130,784

	Units
RIGHT
Oil, Gas & Consumable Fuels
Trident Resources Corp.,	1,512	—

Private Placement, expiring 6/30/15(a)(b)(c)(e) (Cost: $0; purchased 6/30/2010)
TOTAL LONG-TERM INVESTMENTS (Cost: $143,993,006)		145,130,784

	Shares
SHORT-TERM INVESTMENTS — 1.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(d) (Cost: $1,852,514)	1,852,514	1,852,514

TOTAL INVESTMENTS — 100.7% (Cost: $145,845,520)		146,983,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,018,765)

NET ASSETS — 100%		$145,964,533

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $1,700,576 is approximately 1.2% of net assets.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2011.

ADR	American Depository Receipt
PLC	Public Limited Co

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securites , swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$143,430,208	$—	$1,700,576
Right	—	—	—
Affiliated Mutual Funds	1,852,514	—	—

Total	$145,282,722	$—	$1,700,576

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2010	$2,265,850
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	(565,274)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/2011	$1,700,576

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at fair value.

The Account invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date     November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     November 21, 2011

*	Print the name and title of each signing officer under his or her signature.